Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

March 24, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Oct 2035 Term TIPS ETF, each dated March 21, 2025, do not differ from those contained in Post-Effective Amendment No. 2,823 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 21, 2025.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary